NATURE OF OPERATIONS (Details) $ / shares in Units, $ in Millions			1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 15, 2025 USD ($) $ / shares shares	Jul. 15, 2025	Aug. 31, 2025 $ / shares shares	Sep. 30, 2024 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Aug. 12, 2024 exchange
Class of Stock [Line Items]
Number of electronic U.S. equity option exchanges | exchange								4
Stock split conversion ratio		0.5
IPO
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	17,250,000		17,250,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 23.00		$ 23.00
Sale of stock, consideration received on transaction, gross | $	$ 396.8
Conversion of stock, conversion ratio	1		1
Over-Allotment Option
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	2,250,000		2,250,000
Nonvoting Common Stock | IPO
Class of Stock [Line Items]
Conversion of stock, shares issued (in shares)	3,706,117
Convertible preferred stock
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)				35,000	35,000	8,157	327,653
Convertible preferred stock | IPO
Class of Stock [Line Items]
Conversion of stock, shares issued (in shares)	946,959